BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 17, 2023 to the Prospectuses and Statements of Additional Information of each Fund, each dated April 28, 2023

Effective immediately, any references to the address of State Street Bank and Trust Company in its capacity as a Fund’s Accounting Services Provider or Custodian are deleted and replaced with:

One Congress Street, Suite 1

Boston, Massachusetts 02114-2016

Shareholders should retain this Supplement for future reference.

PROSAI-CFA-0523SUP